April 30, 2008


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

                  Re:  Causeway Capital Management Trust
                       Causeway Global Value Fund
                       File Nos. 333-67552; 811-10467
                       Post-Effective Amendment No. 11 Filing Pursuant to 497(j)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I hereby certify on behalf of the Causeway Global Value Fund that the Prospectus and Statement of Additional Information dated April 29, 2008 that would have been filed pursuant to Rule 497(c) of the 1933 Act do not differ from those filed as part of Post-Effective Amendment No. 11 filed electronically on April 29, 2008.

     Please do not hesitate to contact me at (310) 231-6117 should you have any questions.


                                   Sincerely,


                                   /s/ Turner Swan
                                   --------------------------------------------
                                   Turner Swan
                                   President, Causeway Capital Management Trust